CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical)	8 Months Ended
Dec. 31, 2017 shares
Statement of Stockholders' Equity [Abstract]
Number Of Private Placement Warrants Issued	8,000,000